NOTE 9 - WARRANT LIABILITY (Details) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 21, 2016	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Warrant, Description	In October 2016, the Company issued warrants to purchase up to $1,000,000 in common stock with the number of shares to be determined based on a 20-day average stock price prior to the date of exercise, discounted 40%.	number of shares determined based on a 20-day average stock price prior to the date of exercise with the exercise prices discounted 40%
Common Stock Equivalents, Value	$ 1,000,000		$ 1,000,000	$ 1,000,000
Derivative Liability, Current	$ 937,951		690,508	985,163
Derivative, Gain (Loss) on Derivative, Net			$ 294,655	$ (47,212)